As filed with the Securities and Exchange Commission on November 30, 1999
                       1933 Act Registration No. 333-66137
                       1940 Act Registration No. 811-09011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

           Pre-Effective Amendment No.    [  ]              [  ]

           Post-Effective Amendment No.   [ 4]              [  ]
                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

           Amendment No. [ 4]                    [  ]

                        (Check appropriate box or boxes)

                         NEUBERGER BERMAN EQUITY SERIES
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                         Neuberger Berman Equity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)


Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ]on ________________ pursuant to paragraph (a)(2)

      Neuberger Berman Equity Series is a "master/feeder fund." This Post-Effective Amendment No. 4 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                         NEUBERGER BERMAN EQUITY SERIES

                     NEUBERGER BERMAN GENESIS INSTITUTIONAL

             CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

      This registration statement consists of the following papers and documents:


Cover Sheet

Contents of Registration Statement on Form N-1A


Neuberger Berman Genesis Institutional
--------------------------------------

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information


Signature Pages

Exhibits

[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
GENESIS INSTITUTIONAL-SM-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999

                        These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------

                       NEUBERGER BERMAN EQUITY SERIES

        PAGE 2 ......   Genesis Institutional

                       YOUR INVESTMENT

             8 ......   Maintaining Your Account

            10 ......   Share Prices

            11 ......   Distributions and Taxes

            13 ......   Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $51.3 billion in total assets (as of September 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A VALUE APPROACH

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 13 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER
 GOVERNMENT AGENCY

NEUBERGER BERMAN
GENESIS INSTITUTIONAL
--------------------------------------------------------------------------------

                                   PORTFOLIO MANAGERS ROBERT W. D'ALELIO AND JUDITH M. VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain sectors that they believe will benefit from market or economic trends.

When a stock no longer meets the fund's investment criteria, the managers will consider selling it.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                 Genesis Institutional   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a sector that the managers decided to emphasize

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in the fund. The bar chart shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989 17.25
'90  -16.24
'91  41.55
'92  15.62
'93  13.89
'94  -1.82
'95  27.31
'96  29.86
'97  34.89
'98  -6.95
"BEST
QUARTER:
Q1 '91
up
25.05%
"WORST
QUARTER:
Q3 '90
down
21.81%
Year-to-date
performance
as of
9/30/99:
down 3.76%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                               1 Year    5 Years    10 Years
------------------------------------------------------------
GENESIS FUND                   (6.95)     15.30      14.07
Russell 2000 Index             (2.55)     11.87      12.92

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* THE FUND BEGAN OPERATING IN JULY 1999. PERFORMANCE RESULTS FROM 1989 TO JULY 1999 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE GENESIS INSTITUTIONAL HAS LOWER EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN BETTER THAN THE OLDER FUND HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                 Genesis Institutional   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.85% of the first $250 million of average net assets, 0.80% of the next
$250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average net assets in excess of $1 billion.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

           Management fees                            0.87
PLUS:      Distribution (12b-1) fees                  None
           Other expenses**                           0.28
                                                      ....
EQUALS:    Total annual operating expenses            1.15
MINUS:     Expense reimbursement*                     0.30
                                                      ....
EQUALS:    Net expenses                               0.85

 * NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.85% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 13.
** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                        1 Year    3 Years
----------------------------------------------------------
Expenses                                 $87        $271

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

                                                                      1999(1)
---------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of period
PLUS:     Income from investment operations                                21.01
          NET INVESTMENT INCOME                                             0.02
          Net gains/losses -- realized and unrealized                      (0.75)
          Subtotal: income from investment operations                      (0.73)
                                                                      .......
EQUALS:   Share price (NAV) at end of period                               20.28
---------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                                      0.85(2)
Gross expenses(3)                                                           1.15(2)
Expenses(4)                                                                 0.85(2)
Net investment income -- actual                                             0.48(2)
---------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(5) (%)                                                        (3.47)(6)
Net assets at end of year (in millions of dollars)                        224.2
Portfolio turnover rate (%)                                                33

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 7/1/99 (COMMENCEMENT OF OPERATIONS) TO 8/31/99.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE WAS NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

(6) NOT ANNUALIZED.

                                 Genesis Institutional   7

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PLAN
The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment plan. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment plan may charge fees, which are in addition to those described in this prospectus.

Shares of the fund are available to you for investment through retirement savings programs such as pension and profit sharing plans and employee benefit trusts. The minimum initial investment is $5 million. Neuberger Berman Management reserves the right to waive this minimum investment for certain investment plans.

To buy or sell shares of the fund described in this prospectus, contact your investment plan. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment plans allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

                      8  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                       Your Investment   9

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund does not charge any fee for selling shares, the fund pays you the full share price when you sell shares. Remember that your investment plan may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment plan to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment plan accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment plan sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your investment plan about whether your income and capital gain distributions from the fund will be reinvested in the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      12  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

The fund uses a "master/feeder" structure.

Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                                      Your Investment   13

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment plan, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN GENESIS INSTITUTIONAL
- No load

- No sales charges

- No 12b-1 fees

If you'd like further details about this fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information about this fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR0581299                           SEC file number: 811-09011

--------------------------------------------------------------------------------

          NEUBERGER BERMAN GENESIS INSTITUTIONAL AND GENESIS PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED DECEMBER 1, 1999



                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


      Neuberger Berman GENESIS Institutional ("Fund"), a series of Neuberger Berman Equity Series ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 1, 1999. The Fund invests all of its net investable assets in Neuberger Berman GENESIS Portfolio ("Portfolio").


      SHARES OF THE FUND ARE AVAILABLE TO YOU FOR INVESTMENT THROUGH RETIREMENT SAVINGS PROGRAMS SUCH AS PENSION AND PROFIT SHARING PLANS AND EMPLOYEE BENEFIT TRUSTS. THE MINIMUM INITIAL INVESTMENT IS $5 MILLION.

      The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger Berman Management Inc. ("NB Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (COPYRIGHT)1999 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
            Additional Investment Information................................6


PERFORMANCE INFORMATION.....................................................19
      Total Return Computations.............................................19
      Comparative Information...............................................20
      Other Performance Information.........................................21


CERTAIN RISK CONSIDERATIONS.................................................21


TRUSTEES AND OFFICERS.......................................................21


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................27
      Investment Manager and Administrator..................................27
      Management and Administration Fees....................................27
      Sub-Adviser...........................................................28
      Investment Companies Managed..........................................29
      Management and Control of NB Management...............................31


DISTRIBUTION ARRANGEMENTS...................................................32


ADDITIONAL PURCHASE INFORMATION.............................................32
      Share Prices and Net Asset Value......................................32


ADDITIONAL EXCHANGE INFORMATION.............................................33


ADDITIONAL REDEMPTION INFORMATION...........................................33
      Suspension of Redemptions.............................................33
      Redemptions in Kind...................................................33


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................33

ADDITIONAL TAX INFORMATION..................................................34
      Taxation of the Fund..................................................34
      Taxation of the Portfolio.............................................35
      Taxation of the Fund's Shareholders...................................37


PORTFOLIO TRANSACTIONS......................................................37
      Portfolio Turnover....................................................41


REPORTS TO SHAREHOLDERS.....................................................41


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................41


CUSTODIAN AND TRANSFER AGENT................................................44


INDEPENDENT AUDITORS/ACCOUNTANTS............................................44


LEGAL COUNSEL...............................................................44


REGISTRATION STATEMENT......................................................45


FINANCIAL STATEMENTS........................................................45


Appendix A...................................................................1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER........................1

                             INVESTMENT INFORMATION

      The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. Equity Managers Trust is an open-end management investment company managed by NB Management.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Equity Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or Portfolio may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

      The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

      Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.


      The following investment policies and limitations are fundamental:

      1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

      The following investment policies and limitations are non-fundamental:

      1. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

      5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. PLEDGING. The Portfolio may not pledge or hypothecate any of its assets, except that (i) the Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and
(ii) the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

      Although the Portfolio does not have policies limiting its investment in warrants, it currently does not intend to invest in warrants unless acquired in units or attached to securities.

      TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

Investment Insight
------------------


      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's employees and their families have invested in the Neuberger Berman mutual funds.



      NEUBERGER BERMAN GENESIS PORTFOLIO


      Investment Program
      ------------------





      Invests mainly in common stocks of small-capitalization companies. Seeks undervalued companies whose current product lines and balance sheets are strong. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of investment as small-cap companies.


      A SMALL-CAP VALUE BIAS

      The portfolio co-managers employ a value bias in their stock selection process. They comb the universe of small-cap stocks specifically looking for those they consider cheap compared to the market as a whole. Depending on current market conditions, they sometimes find stocks that are cheap on an absolute basis as well. They primarily choose from a universe of small-cap companies whose total market valuation is less than $1.5 billion at the time of initial investment. The characteristics they look for may include above average returns, established market niches, high barriers to entry, strong capital bases, and sound future business prospects.

       A PHILOSOPHY THAT CONTRADICTS POPULAR INVESTMENT TRENDS

      The portfolio co-managers focus on strong companies in industry niches that are often overlooked by investors because they lack an exciting new product or innovation. They aren't interested in buying experimental or cutting-edge technology names that often trade on high future expectations but have no established record of earnings. The rationale behind their approach is that companies in what may be considered "unexciting" industries to some, such as utilities and oil services, are a safer point of entry into the small-cap universe because, as they put it, "if there's not a lot of expectation built into a company, then it tends not to disappoint."

      SMALL COMPANIES, POTENTIALLY BIG OPPORTUNITIES

      The portfolio co-managers favor the small-cap arena because they think it abounds with opportunities for the long-term investor, specifically small-caps' potential ability to grow earnings dramatically over time. According to one portfolio co-manager, "Unlike large-cap stocks, small-cap companies are starting from a very low base and therefore may have the ability to grow dramatically."

      INVESTMENT PROCESS

      (Qualitative Analysis

      (Meetings with Company Executives One-on-One

o  300 Face-to-Face Meetings per Year

o  Heavy Phone Contact

      (Quantitative Characteristics

o  Low Price-to-Earnings Ratio

o  Low Price-to-Cash Flow Ratio

      GENESIS INVESTORS CAN EXPECT:


o  A small-cap value bias


o  A philosophy that contradicts popular investment trends

o  Small companies, potentially big opportunities

      INVESTMENT INSIGHT

      The portfolio co-managers seek out small companies that are not well known and often found in unglamorous industries. Future growth is one area they focus on, but equally important to them is evidence of solid performance and a proven management team. As value investors, they look for stocks that are selling at attractive prices.


NEUBERGER BERMAN GENESIS INSTITUTIONAL
--------------------------------------

FUND SUMMARY

o  Primary Investments:  US small-cap stocks
o  Benchmark:  Russell 2000 Index
o  Investing style:  Value


DISCIPLINED INVESTMENT PROCESS


o  Qualitative characteristics
     o  Low price-to-earnings
     o  Low price-to-cashflow
     o  Strong balance sheet
     o  History of financial returns

o     One-on-One Company Meetings
     o  500 face-to-face meetings per year

     o  Phone contact with management
     o  Meet with company managers, their competitors, customers, and suppliers

o     Focus on
     o  Barriers to Entry
     o  Free cash flow
     o  Above-average, sustainable growth prospects
     o  Competent, prudent management
     o  Recurring revenue streams

o     Best Ideas
     o  Small-cap
     o  Value
     o  Low volatility
     o  Superior performance

      Additional Investment Information
      ---------------------------------


      The Portfolio may make the following investments, among others; some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal investment strategies are discussed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.


      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Equity Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

      POLICIES AND LIMITATIONS. The Portfolio may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS. The Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.


      FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


      The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Portfolio may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within those limitations, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

      Investments   in  securities  of  foreign   issuers  are  subject  to  the
Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      STOCK INDEX FUTURES CONTRACTS AND OPTIONS THEREON. For purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. The managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although the Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

      POLICIES AND LIMITATIONS. The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

      The Portfolio would purchase a call option to offset a previously written call option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index . All securities index options purchased by the Portfolio will be listed and traded on an exchange.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

      The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS.  The Portfolio may use American-style options.

      The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      FOREIGN CURRENCY TRANSACTIONS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

      OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

      POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

      The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to qualify as a regulated investment company

("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      OTHER  INVESTMENT  COMPANIES.   The  Portfolio  at  times  may  invest  in
instruments   structured  as  investment  companies  to  gain  exposure  to  the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. The Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

      FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, the Portfolio may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by

Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

      POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in investment grade debt securities.

      Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

      POLICIES AND LIMITATIONS. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

      CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.

      POLICIES AND  LIMITATIONS.  Convertible debt securities are subject to the
Portfolio's   investment  policies  and  limitations   concerning  fixed  income
securities.

      PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

      The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Total Return Computations
-------------------------

      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Because the Fund is new, it does not have any performance history. However, the Fund's investment objective, policies, and limitations are the same as those of another mutual fund that is a series of Neuberger Berman Equity Funds and that has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). The following total return data is for the Sister Fund for periods prior to the Fund's inception. The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.


                                    Average Annual Total Returns
Fund                                  Periods Ended 8/31/1999

               One Year    Five Years   Ten Years     Period from Inception
               --------    ----------   ---------     ---------------------

GENESIS        +19.20%     +15.19%      +11.41%       +13.10%


      NB Management currently reimburses the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

Comparative Information
-----------------------

      From time to time the Fund's performance may be compared with:

      (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


      (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap(TM) Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australasia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


      Evaluations of the Fund's performance, its total return, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

      From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

      Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trust and Equity Managers Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

The Trust and Equity Managers Trust:
-----------------------------------

                               Positions Held
                               With the Trust
Name, Age, and                   and Equity
  Address(1)                   Managers Trust            Principal Occupation(s)(2)
--------------                 --------------            --------------------------



Faith Colish (64)              Trustee of the            Attorney at Law, Faith Colish,
63 Wall Street                 Trust and Equity          A Professional Corporation.
24th Floor                     Managers Trust
New York, NY  10005

Michael M. Kassen* (46)        President and             Executive  Vice  President,
                               Trustee of each           Chief  Investment  Officer and
                               Trust                     Director of  Neuberger Berman;
                                                         Director  of  NB  Management;
                                                         President and or  Trustee of
                                                         six other  mutual  funds for
                                                         which NB Management  acts as
                                                         investment  manager    or
                                                         administrator.

Howard A. Mileaf (62)          Trustee of the            Vice President and Special
WHX Corporation                Trust and Equity          Counsel to WHX Corporation
110 East 59th Street           Managers Trust            (holding company) since 1992;
30th Floor                                               Director of Kevlin Corporation
New York, NY  10022                                      (manufacturer of microwave and
                                                         other products).


Edward I. O'Brien* (71)        Trustee of the            Until 1993, President of the
12 Woods Lane                  Trust and Equity          Securities Industry
Scarsdale, NY 10583            Managers Trust            Association ("SIA")
                                                         (securities    industry's
                                                         representative in government
                                                         relations  and   regulatory
                                                         matters  at the federal  and
                                                         state levels); until November
                                                         1993,  employee of the  SIA;
                                                         Director of Legg Mason, Inc.


John T. Patterson, Jr. (71)    Trustee of the            Retired.  Formerly,
7082 Siena Court               Trust and Equity          President of SOBRO (South
Boca Raton, FL 33433           Managers Trust            Bronx Overall Economic
                                                         Development Corporation).

John P. Rosenthal (66)         Trustee of the            Senior Vice President of
Burnham Securities Inc.        Trust and Equity          Burnham Securities Inc. (a
Burnham Asset Management Corp. Managers Trust            registered broker-dealer)
1325 Avenue of the Americas                              since 1991; Director, Cancer
17th Floor                                               Treatment Holdings, Inc.
New York, NY  10019


                                       22

                               Positions Held
                               With the Trust
Name, Age, and                   and Equity
  Address(1)                   Managers Trust            Principal Occupation(s)(2)
--------------                 --------------            --------------------------


Cornelius T. Ryan (68)         Trustee of the            General Partner of Oxford
Oxford Bioscience              Trust and Equity          Partners and Oxford Bioscience
Partners                       Managers Trust            Partners (venture capital
315 Post Road West                                       partnerships) and President of
Westport, CT  06880                                      Oxford Venture Corporation;
                                                         Director of  Capital  Cash
                                                         Management  Trust  (money
                                                         market  fund) and Prime  Cash
                                                         Fund.


Gustave H. Shubert (70)        Trustee of the            Senior Fellow/Corporate
13838 Sunset Boulevard         Trust and Equity          Advisor and Advisory Trustee
Pacific Palisades, CA 90272    Managers Trust            of Rand (a non-profit public
                                                         interest research  institution);
                                                         Honorary Member of the Board
                                                         of Overseers of the Institute for
                                                         Civil Justice, the Policy
                                                         Advisory Committee of the
                                                         Clinical Scholars Program at the
                                                         University of California, the
                                                         American Association for the
                                                         Advancement of Science, the
                                                         Counsel on Foreign Relations, and
                                                         the Institute for Strategic
                                                         Studies (London); advisor to the
                                                         Program Evaluation and
                                                         Methodology Division of the U.S.
                                                         General Accounting Office;
                                                         formerly Senior Vice President
                                                         and Trustee of Rand.


Peter E. Sundman (40)          Chairman of the           Executive Vice President and
                               Board, Chief              Director of Neuberger Berman;
                               Executive Officer,        President and Director of NB
                               and Trustee of the        Management; Chairman of the
                               Trust and Equity          Board, Chief Executive Officer
                               Managers Trust            and Trustee of nine other
                                                         mutual funds for which NB
                                                         Management acts as investment
                                                         manager or administrator.

Daniel J. Sullivan (59)        Vice President of         Senior Vice President of NB
                               the Trust and             Management; Vice President of
                               Equity Managers           nine other mutual funds for
                               Trust                     which NB Management acts as
                                                         investment manager or
                                                         administrator.


                                            23

                               Positions Held
                               With the Trust
Name, Age, and                   and Equity
  Address(1)                   Managers Trust            Principal Occupation(s)(2)
--------------                 --------------            --------------------------

Michael J. Weiner (52)         Vice President and        Principal of Neuberger Berman
                               Principal                 from 1998-99; Senior Vice
                               Financial Officer         President  of NB Management;
                               of the Trust and          Treasurer of NB Management
                               Equity Managers           from 1992 to 1996; Vice
                               Trust                     President and Principal
                                                         Financial Officer of nine other
                                                         mutual funds for which NB Management
                                                         acts as investment manager or
                                                         administrator.

Claudia A. Brandon (42)        Secretary of the          Director, Corporate
                               Trust and Equity          Secretarial, of Neuberger
                               Managers Trust            Berman since 1999; formerly
                                                         Vice  President  of  NB
                                                         Management; Secretary of nine
                                                         other  mutual funds for which
                                                         NB  Management  acts  as
                                                         investment  manager  or
                                                         administrator.

Richard Russell (52)           Treasurer and             Employee of NB Management;
                               Principal                 Treasurer and Principal
                               Accounting Officer        Accounting Officer of nine
                               of the Trust and          other mutual funds for which
                               Equity Managers           NB Management acts as
                               Trust                     investment manager or
                                                         administrator.

Stacy Cooper-Shugrue (36)      Assistant Secretary       Assistant Director, Corporate
                               of the Trust and          Secretarial, of Neuberger
                               Equity Managers Trust     Berman since 1999; formerly
                                                         Assistant Vice President of NB
                                                         Management; Assistant Secretary of
                                                         nine other mutual funds for which
                                                         NB Management acts as investment
                                                         manager or administrator.

C. Carl Randolph (61)          Assistant Secretary       Senior Vice President of
                               of the Trust and          Neuberger Berman; Assistant
                               Equity Managers Trust     Secretary of nine other mutual
                                                         funds for which NB Management acts
                                                         as investment manager or
                                                         administrator.


                                             24

                               Positions Held
                               With the Trust
Name, Age, and                   and Equity
  Address(1)                   Managers Trust            Principal Occupation(s)(2)
--------------                 --------------            --------------------------

Barbara DiGiorgio (40)        Assistant Treasurer        Assistant Vice President of NB
                              of the Trust and           Management;  Assistant Treasurer
                              Equity Managers Trust      since  1996 of nine other mutual
                                                         funds for which NB Management acts
                                                         as investment manager or
                                                         administrator.

Celeste Wischerth (38)        Assistant Treasurer of     Employee  of  NB Management;
                              the Trust and Equity       Assistant Treasurer since 1996
                              Managers Trust             of nine other mutual funds for
                                                         which NB Management acts as
                                                         investment manager or
                                                         administrator.


      (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


      * Indicates a trustee who is an "interested person" of each Trust and Managers Trust within the meaning of the 1940 Act. Messrs. Kassen and Sundman are interested persons by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.


      The Trust's Trust Instruments and Equity Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of each Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/99
                          -----------------------------

                                                        Total Compensation from
                       Aggregate Compensation           Investment Companies in
Name and Position               from                   the Neuberger Berman Fund
 WITH THE TRUST              THE TRUST*                 COMPLEX PAID TO TRUSTEES
 --------------              ----------                -------------------------

Faith Colish                    $97                             $96,500
Trustee                                                   (5 other investment
                                                               companies)

Stanley Egener                  $ 0                               $ 0
Chairman of the                                           (9 other investment
Board, Chief                                                   companies)
Executive Officer,
and Trustee

Howard A. Mileaf                $97                             $64,250
Trustee                                                   (4 other investment
                                                               companies)

Edward I. O'Brien               $97                             $61,750
Trustee                                                   (3 other investment
                                                               companies)

John T. Patterson, Jr.          $97                             $66,500
Trustee                                                   (4 other investment
                                                               companies)

John P. Rosenthal               $97                             $64,250
Trustee                                                   (4 other investment
                                                               companies)

Cornelius T. Ryan               $97                             $52,750
Trustee                                                   (3 other investment
                                                               companies)

Gustave H. Shubert              $97                             $59,500
Trustee                                                   (3 other investment
                                                               companies)

Lawrence Zicklin                $ 0                               $ 0
President and                                             (5 other investment
Trustee                                                        companies)

* For the period from 6/28/99 to 8/31/99 (commencement of operations until the end of the first fiscal year).

      At November 22, 1999 the trustees and officers of the Trust and Equity Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. NB Management serves as the investment manager to the Portfolio pursuant to a management agreement with Equity Managers Trust, dated as of August 2, 1993 ("Management Agreement").

      The Management Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993. The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although NB Management has no current plans to pay a material amount of such compensation.


      NB Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Equity Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are employees of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trust and of Equity Managers Trust. See "Trustees and Officers." The Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.


      NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated June 28, 1999 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund trustees on April 28, 1999.

Management and Administration Fees
----------------------------------


      For investment management services, the Portfolio pays NB Management a fee at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion.

      For administrative services, the Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of pocket expenses for technology items used in shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point. During the fiscal year ended August 31, 1999, the Fund accrued management and administration fees of $343,995.

      NB Management has contractually undertaken to reimburse the Fund for its total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% of the Fund's average daily net assets. This undertaking lasts until December 31, 2002. During the fiscal year ended August 31, 1999 the amount of total operating expenses reimbursed by NB Management amounted to $118,939.

      The Management Agreement continues until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Equity Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 2000. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the respective Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.


      The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Equity Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management  retains  Neuberger Berman,  605 Third Avenue,  New York, NY
10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993.

      The Sub-Advisory Agreement ("Sub-Advisory Agreement") provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.


      The Sub-Advisory Agreement continues until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------


      As of September 30, 1999, the investment companies managed by NB Management had aggregate net assets of approximately $17.8 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                 Approximate
                                                                Net Assets at
Name                                                          September 30, 1999
----                                                          ------------------

Neuberger Berman Cash Reserves Portfolio .........................$1,129,792,312
   (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio.........................$701,999,455
   (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio...........................$25,041,449
   (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio....................$274,532,907
   (investment portfolio for Neuberger Berman Limited Maturity Bond
   Fund and Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio..........................$275,065,503
   (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio......................$35,080,349
   (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Focus Portfolio..................................$1,463,580,020
   (investment portfolio for Neuberger Berman Focus Fund, Neuberger
   Berman Focus Trust and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio................................$1,647,532,448
   (investment portfolio for Neuberger Berman Genesis Fund, Neuberger
   Berman Genesis Trust, Neuberger Berman Genesis Assets and Neuberger
   Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio...............................$4,423,729,801
   (investment portfolio for Neuberger Berman Guardian Fund, Neuberger
   Berman Guardian Trust and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio............................$117,925,499
   (investment portfolio for Neuberger Berman International Fund and
   Neuberger BermanInternational Trust)

Neuberger Berman Manhattan Portfolio................................$606,962,000
   (investment portfolio for Neuberger Berman Manhattan Fund, Neuberger
   Berman Manhattan Trust and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio................................$78,666,423
   (investment portfolio for Neuberger Berman Millennium Fund, Neuberger
   Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio...............................$3,553,329,259
   (investment portfolio for Neuberger Berman Partners Fund, Neuberger
   Berman Partners Trust and Neuberger Berman Partners Assets)

Neuberger Berman Regency Portfolio...................................$30,848,996
   (investment portfolio for Neuberger Berman Regency Fund and Neuberger
   Berman Regency Trust)

Neuberger Berman Socially Responsive Portfolio......................$376,629,789
   (investment portfolio for Neuberger Berman Socially Responsive Fund, Neuberger Berman Socially Responsive Trust, and Neuberger Berman
   Socially Responsive Assets)

Advisers Managers Trust...........................................$2,026,088,252
   (eight series)

      The investment decisions concerning the Portfolio and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolio, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Management and Control of NB Management
---------------------------------------


      The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman; Theodore P. Giuliano, Vice President; Barbara Katersky, Senior Vice President; Michael M. Kassen, ExectutiveVice President and Chief Investment Officer; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Michael J. Weiner, Senior Vice President; Valerie Chang, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Robert S. Franklin, Vice President; Vice President; Robert I. Gendelman, Vice President; Thomas Gengler, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Judith M. Vale, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Robert Conti, Treasurer; Ellen Metzger, Secretary; Ramesh Babu, Vice President; Robert L. Ladd, Vice President; Ingrid Saukaitis, Vice President; Benjamin E. Segal, Vice President; Josephine Velez, Vice President; Messrs. Cantor, D'Alelio, Gendelman, Giuliano, Kassen, Risen, Simons, Sundman, Weiner, and White and Mmes. Prindle, Silver and Vale are employees of Neuberger Berman.

      Mr. Sundman is a trustee and officer of the Trust and Equity Managers Trust. Mr. Kassen is a trustee and officer of the Trust and Equity Managers Trust. Messrs. Sullivan and Weiner are officers of the Trust and Equity Managers Trust.


      All of the outstanding voting stock in NB Management is owned by persons who are also principals of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

      NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


      The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for the Fund and the Portfolio are calculated by subtracting total liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

      If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," an Institution may exchange shares of the Fund for shares of one or more of the other Neuberger Berman Funds, if made available through that Institution. The Fund may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

      The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------


      To qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.


      Certain funds that invest in portfolios managed by NB Management, including most of the Sister Funds have received rulings from the Internal
Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      See the next section for a discussion of the tax consequences to the Fund of distributions to them from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

Taxation of the Portfolio
-------------------------


      Certain portfolios managed by NB Management, including the Portfolio, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, and deductions, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


      Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

      Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


      Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      A holder of stock in any PFIC may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICS). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

      Exchange-traded futures contracts, and certain forward contracts subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to the Fund's shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


Taxation of the Fund's Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

      Neuberger Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. A substantial portion of the portfolio transactions of the Portfolio involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.


During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, the Portfolio paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999, the Portfolio paid brokerage commissions of $2,150,168, of which $1,034,712 was paid to Neuberger Berman. Transactions in which the Portfolio used Neuberger Berman as broker comprised 49.53% of the aggregate dollar amount of transactions involving the payment of commissions, and 48.12% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. 94.48% of the
$1,053,905 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately $425,499,870) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, the Portfolio acquired securities of the following of its Regular B/Ds: American Express Credit Corp., Ford Motor Credit Corp., General Electric Capital Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: American Express Credit Corp., $9,997,150; General Electric Capital Corp., $9,989,831; and State Street Bank & Trust Company, $26,740,000.


      Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.


      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio. The following information reflects interest income earned by the Portfolio from the cash collateralization of securities loans during the fiscal years ended 1999, 1998, and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                        Interest Income
                                             from
                                     Collateralization of   Amount Paid to
Name of Portfolio   Fiscal Year End    Securities Loans    Neuberger Berman
-----------------   ---------------    ----------------    ----------------

---------------------------------------------------------------------------
Neuberger Berman       8/31/99         $                    $
 GENESIS Portfolio     8/31/98         $   285,737          $  152,375
                       8/31/97         $    168,552         $   69,948
---------------------------------------------------------------------------


      In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

      To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.


      Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolio participates in.


      The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


      A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


      Judith M. Vale and Robert W. D'Alelio, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.


Portfolio Turnover
------------------

      The Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

      Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and the Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------


      The Fund is a separate ongoing series of Equity Series, a Delaware business trust organized pursuant to a Trust Instrument dated as of September 22, 1998. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. Equity Series has one series. The Fund invests all of net investable assets in the Portfolio, in each case receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


      DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights.

All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of that Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

      OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

The Portfolio
-------------

      The Portfolio is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. Equity Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company and has eight separate portfolios. The assets of each portfolio belong only to that portfolio, and the liabilities of a portfolio are borne solely by that portfolio and no other.

      Prior to November 9, 1998, the name of the Portfolio was "Neuberger&Berman Genesis Portfolio"

      FUND'S INVESTMENTS IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Funds that are series of Neuberger Berman Equity Funds(R) ("Equity Funds") and the other mutual funds that are series of other trusts invest all of their respective net assets in corresponding portfolios of Equity Managers Trust. The shares of each series of Equity Funds are available for purchase by members of the general public. The

Trust does not sell its shares directly to members of the general public.

      The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that
invests  in  the   Portfolio  is  available   from  NB   Management  by  calling
800-877-9700.

      The trustees of the Trust believe that investment in the Portfolio by a series of Equity Funds, Equity Trust or Equity Assets by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

      The Fund and Portfolio have selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                        INDEPENDENT AUDITORS/ACCOUNTANTS

      The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

      The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at October 30, 1999:

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      October 30, 1999
                         ----------------                      ----------------

Neuberger Berman         PricewaterhouseCoopers LLP                 59.10%
GENESIS INSTITUTIONAL    The Savings Plan for Employees and
                         Partners of Price Waterhouse
                         P.O. Box 30004
                         Tampa, FL 33630-3004

                                                                 Percentage of
                                                                  Ownership at
                         Name and Address                      October 30, 1999
                         ----------------                      ----------------

                         PricewaterhouseCoopers LLP                 30.20%
                         PSP CF Partners of Price
                         WaterhouseCoopers LLP
                         P.O. Box 30004
                         Tampa, FL 33630-3004

                         PricewaterhouseCoopers LLP                 10.68%
                         Retirement Benefits Accumulation
                         Plan for Employees
                         P.O. Box 30004
                         Tampa, FL 33630-3004


                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to a registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


      The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1999:


      The audited financial statements of the Portfolio and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                   Appendix A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P corporate bond ratings:
--------------------------

AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's corporate bond ratings:
------------------------------

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

S&P commercial paper ratings:

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN EQUITY SERIES
                     NEUBERGER BERMAN GENESIS INSTITUTIONAL
                   POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.
-------   --------

          Exhibit
          Number                        Description
          ------                        -----------

          (a)        (1)  Certificate of Trust.  Incorporated by
                          Reference to Registrant's Registration
                          Statement, File Nos. 33-66137 and
                          811-09011.

                     (2)  Trust Instrument of Neuberger Berman
                          Equity Series. Incorporated by Reference to Registrant's Registration Statement,
                          File Nos. 33-66137 and 811-09011.

                     (3) Schedule A - Current Series of Neuberger Berman Equity Series. Filed herewith.

          (b)        By-laws of Neuberger Berman Equity Series.
                     Incorporated by Reference to Registrant's
                     Registration Statement, File Nos. 33-66137 and 811-09011.

          (c) Declaration of Trust filed under (a) and By-laws filed under (b).

          (d)        (1)  (i)   Management Agreement Between Equity Managers
                                Trust and Neuberger Berman Management Inc.
                                Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registration Statement of
                                Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                          (ii)  Schedule A - Series of Equity Managers
                                Trust Currently Subject to the Management
                                Agreement. Incorporated by Reference to
                                Post-Effective Amendment No. 84 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 33-64368 and 811-7784.

                          (iii) Schedule B - Schedule of Compensation Under
                                the Management Agreement. Incorporated by
                                Reference to Post-Effective Amendment No. 84 to Registration Statement of Neuberger Berman Equity Funds, File Nos. 33-64368 and 811-7784.

                     (2)  (i)   Sub-Advisory Agreement Between Neuberger
                                Berman Management Inc. and Neuberger Berman, LLC with Respect to Equity Managers Trust.
                                Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registration Statement of
                                Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective

          Exhibit
          Number                        Description
          ------                        -----------

                                Amendment No. 84 Registration Statement of
                                Neuberger Berman Equity Funds, File Nos.
                                33-64368 and 811-7784.

                          (iii) Substitution Agreement Among Neuberger Berman
                                Management Inc., Equity Managers Trust,
                                Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910.

          (e)        (1)  Distribution Agreement Between Neuberger Berman
                          Equity Series and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (2) Schedule A - Series of Neuberger Berman Equity Series Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

          (f)        Bonus, Profit Sharing or Pension Plans.  None.

          (g) Custodian Contract Between Neuberger Berman Equity Series and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

          (h)        (1)  Transfer Agency and Service Agreement Between
                          Neuberger Berman Equity Series and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (2)  (i)   Form of Administration Agreement Between
                                Neuberger Berman Equity Series and Neuberger
                                Berman Management Inc. Filed herewith.

                          (ii) Schedule A - Series of Neuberger Berman Equity Series Currently Subject to the Administration Agreement. Filed herewith.

                          (iii) Schedule B - Schedule of Compensation Under
                               the Administration Agreement. Filed herewith.

          (i)        (a)  Opinion and Consent of Kirkpatrick & Lockhart on
                          Securities Matters with respect to Neuberger Berman Genesis Institutional. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (b) Consent to use Previously filed Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Filed herewith.

          (j)        Consent of Independent Auditors.  Filed herewith.

          (k)        Financial Statements Omitted from Prospectus.  None.

          (l)        Letter of Investment Intent.  None.

          Exhibit
          Number                        Description
          ------                        -----------

          (m)        Plan Pursuant to Rule 12b-1.  None.

          (n)        Plan Pursuant to Rule 18f-3.  None.


Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   -------------------------------------------------------------

          No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.
-------   ---------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

      Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Adviser and Sub-Adviser.
-------   ---------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Philip Ambrosio               Senior Vice President and
Senior Vice President and     Chief Financial Officer,
Chief Financial Officer,      Neuberger Berman Inc.
Neuberger Berman

Brooke A. Cobb                Chief Investment Officer,
Vice President,               Bainco International
NB Management                 Investors.  Senior Vice
                              President and Senior
                              Portfolio Manager, Putnam
                              Investments.(1)

Barbara DiGiorgio,            Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice President,     Management Trust; Assistant Treasurer, Advisers
NB Management                 Managers Trust; Assistant Treasurer, Neuberger
                              Berman Income Funds; Assistant Treasurer,
                              Neuberger Berman Income Trust; Assistant
                              Treasurer, Neuberger Berman Equity Funds;
                              Assistant Treasurer, Neuberger Berman Equity
                              Trust; Assistant Treasurer, Income Managers Trust;
                              Assistant Treasurer, Equity Managers Trust;
                              Assistant Treasurer, Global Managers Trust;
                              Assistant Treasurer, Neuberger Berman Equity
                              Assets; Assistant Treasurer, Neuberger Berman
                              Equity Series.

Theodore P. Giuliano          President and Trustee, Neuberger Berman Income
Vice President, NB            Funds; President and Trustee, Neuberger Berman
Management; Managing          Income Trust; President and Trustee, Income
Director, Neuberger Berman    Managers Trust.

Michael M. Kassen             Executive Vice President, Chief Investment Officer
Executive Vice President,     and Director, Neuberger Berman Inc.
Neuberger Berman

Jeffrey B. Lane               President, Chief Executive Officer and Director
President and Chief           of Neuberger Berman, Inc.
Executive Officer,
Neuberger Berman

Michael F. Malouf             Portfolio    Manager,    Dresdner    RCM    Global
Vice President                Investors.(2)
NB Management


Robert Matza                  Executive Vice President, Chief Administrative
Executive Vice President      Officer and Director, Neuberger Berman, Inc.
and Chief Administrative
Officer, Neuberger Berman

-------------------------------
(1) Until 1997.
(2) Until 1998.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

S. Basu Mullick               Portfolio Manager, Ark Asset Management.(3)
Vice President,
NB Management

C. Carl Randolph              Secretary and General Counsel, Neuberger Berman,
Senior Vice President,        Inc. Assistant Secretary, Neuberger Berman
General Counsel and           Advisers Management Trust; Assistant Secretary
Secretary, Neuberger Berman   Advisers Managers Trust; Assistant Secretary,
                              Neuberger Berman Income Funds; Assistant
                              Secretary, Neuberger Berman Income Trust;
                              Assistant Secretary, Neuberger Berman Equity
                              Funds; Assistant Secretary, Neuberger Berman
                              Equity Trust; Assistant Secretary, Income Managers
                              Trust; Assistant Secretary, Equity Managers Trust;
                              Assistant Secretary, Global Managers Trust;
                              Assistant Secretary, Neuberger Berman Equity
                              Assets; Assistant Secretary, Neuberger Berman
                              Equity Series.

Richard Russell               Treasurer, Neuberger Berman  Advisers Management
Vice President,               Trust; Treasurer, Advisers Managers Trust;
NB Management                 Treasurer, Neuberger Berman Income Funds;
                              Treasurer, Neuberger Berman Income Trust;
                              Treasurer, Neuberger Berman Equity Funds;
                              Treasurer, Neuberger Berman Equity Trust;
                              Treasurer, Income Managers Trust; Treasurer,
                              Equity Managers Trust; Treasurer, Global Managers
                              Trust; Treasurer, Neuberger Berman Equity Assets;
                              Treasurer, Neuberger Berman Equity Series.

Ingrid Saukaitis              Project    Director,     Council    on    Economic
Vice President, NB            Priorities.(4)
Management

Heidi L. Schneider            Executive Vice President and Director, Neuberger
Executive Vice President,     Berman, Inc.
Neuberger Berman

Benjamin E. Segal             Assistant Portfolio Manager, GT Global Investment
Vice President, NB            Management*/; Consultant, Bain & Company, Inc.**/
Management, Managing
Director, Neuberger Berman

-------------------

(3)  Until 1998.
(4)  Until 1997.
 */   Until 1997.
**/  Until 1997.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Jennifer K. Silver            Portfolio Manager and Director, Putnum
Vice President, NB            Investments.5
Management, Managing
Director, Neuberger Berman

Daniel J. Sullivan            Vice President, Neuberger Berman Advisers
Senior Vice President,        Management Trust; Vice President, Advisers
NB Management                 Managers Trust; Vice President, Neuberger Berman
                              Income Funds; Vice President, Neuberger Berman
                              Income Trust; Vice President, Neuberger Berman
                              Equity Funds; Vice President, Neuberger Berman
                              Equity Trust; Vice President, Income Managers
                              Trust; Vice President, Equity Managers Trust; Vice
                              President, Global Managers Trust; Vice President,
                              Neuberger Berman Equity Assets; Vice President,
                              Neuberger Berman Equity Series.

Peter E. Sundman              Executive Vice President and Director,
President, NB Management;     Neuberger Berman Inc.
Executive Vice President,
Neuberger Berman

Michael J. Weiner             Vice President, Neuberger Berman Advisers
Senior Vice President,        Management Trust; Vice President, Advisers
NB Management;                Managers Trust; Vice President, Neuberger Berman
Senior Vice President,        Income Funds; Vice President, Neuberger Berman
Neuberger Berman              Income Trust; Vice President, Neuberger Berman
                              Equity Funds; Vice President, Neuberger Berman
                              Equity Trust; Vice President, Income Managers
                              Trust; Vice President, Equity Managers Trust; Vice
                              President, Global Managers Trust; Vice President,
                              Neuberger Berman Equity Assets; Vice President,
                              Neuberger Berman Equity Series.













-------------------------
5 Until 1997.

NAME                          BUSINESS AND OTHER CONNECTIONS
----                          ------------------------------

Allan R. White, III           Portfolio Manager, Salomon Asset
Vice President, NB            Management.6
Management; Managing
Director, Neuberger Berman

Celeste Wischerth,            Assistant Treasurer, Neuberger Berman Advisers
NB Management                 Management Trust; Assistant Treasurer, Advisers
                              Managers Trust; Assistant Treasurer, Neuberger
                              Berman Income Funds; Assistant Treasurer,
                              Neuberger Berman Income Trust; Assistant
                              Treasurer, Neuberger Berman Equity Funds;
                              Assistant Treasurer, Neuberger Berman Equity
                              Trust; Assistant Treasurer, Income Managers Trust;
                              Assistant Treasurer, Equity Managers Trust;
                              Assistant Treasurer, Global Managers Trust;
                              Assistant Treasurer, Neuberger Berman Equity
                              Assets; Assistant Treasurer, Neuberger Berman
                              Equity Series.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.   Principal Underwriters.
-------    ----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

           Neuberger Berman Advisers Management Trust
           Neuberger Berman Equity Funds
           Neuberger Berman Equity Assets
           Neuberger Berman Equity Series
           Neuberger Berman Equity Trust
           Neuberger Berman Income Funds
           Neuberger Berman Income Trust

           NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.





---------------------
6 Until 1998.

                               POSITIONS AND OFFICES        POSITIONS AND
   NAME                        WITH UNDERWRITER             OFFICES
   ----                        ----------------             WITH REGISTRANT
                                                            ---------------

   Ramesh Babu                 Vice President               None

   Richard A. Cantor           Chairman of the Board        None

   Valerie Chang               Vice President               None

   Brooke A. Cobb              Vice President               None

   Robert Conti                Treasurer                    None

   Robert W. D'Alelio          Vice President               None

   Clara Del Villar            Vice President               None

   Barbara DiGiorgio           Assistant Vice President     Assistant Treasurer

   Robert S. Franklin          Vice President               None

   Robert I. Gendelman         Vice President               None

   Theodore P. Giuliano        Vice President and Director  None

   Michael M. Kassen           Vice President and Director  None

   Robert L. Ladd              Vice President               None

   Josephine Mahaney           Vice President               None

   Michael F. Malouf           Vice President               None

   Ellen Metzger               Secretary                    None

   S. Basu Mullick             Vice President               None

   Janet W. Prindle            Vice President               None

   Kevin L. Risen              Vice President               None

   Ingrid Saukaitis            Vice President               None

   Benjamin Segal              Vice President               None

   Jennifer K. Silver          Vice President               None

   Kent C. Simons              Vice President               None

   Daniel J. Sullivan          Senior Vice President        Vice President

   Peter E. Sundman            President                    None

   Judith M. Vale              Vice President               None

   Josephine Velez             Vice President               None

   Catherine Waterworth        Vice President               None

   Michael J. Weiner           Senior Vice President        Vice President and
                                                            Principal Financial
                                                            Officer

   Allan R. White, III         Vice President               None


      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records.
-------    --------------------------------

           All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

           All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

           All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.


Item 29.   Management Services.
-------    -------------------

           Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.   Undertakings.
-------    ------------

           None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY SERIES certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 4 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of November, 1999.

                         NEUBERGER BERMAN EQUITY SERIES


                              By: /s/ Michael M. Kassen
                                  ---------------------
                                  Michael M. Kassen
                                  President


    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                              Date
---------                     -----                              ----



 /s/ Peter E. Sundman         Chairman of the Board              11/30/99
------------------------       and Trustee (Chief
Peter E. Sundman               Executive Officer)


 /s/ Michael M. Kassen        President and Trustee              11/30/99
------------------------
Michael M. Kassen


 /s/ Michael J. Weiner        Vice President                     11/30/99
----------------------        (Principal Financial
Michael J. Weiner              Officer)



 /s/ Richard Russell          Treasurer (Principal               11/30/99
------------------------       Accounting Officer)
Richard Russell

                 (signatures continued on next page)

Signature                     Title                              Date
---------                     -----                              ----


 /s/ Faith Colish             Trustee                            11/30/99
------------------------
Faith Colish


 /s/ Howard A. Mileaf         Trustee                            11/30/99
------------------------
Howard A. Mileaf


 /s/ Edward I. O'Brien        Trustee                            11/30/99
------------------------
Edward I. O'Brien


 /s/ John T. Patterson, Jr.   Trustee                            11/30/99
---------------------------
John T. Patterson, Jr.


 /s/ John P. Rosenthal        Trustee                            11/30/99
------------------------
John P. Rosenthal


 /s/ Cornelius T. Ryan        Trustee                            11/30/99
------------------------
Cornelius T. Ryan


 /s/ Gustave H. Shubert       Trustee                            11/30/99
------------------------
Gustave H. Shubert

                                   SIGNATURES
                                   ----------

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 4 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 30th day of November, 1999.

                              EQUITY MANAGERS TRUST


                                        By: /s/ Michael M. Kassen
                                            ---------------------
                                            Michael M. Kassen
                                            President

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                              Date
---------                     -----                              ----



 /s/ Peter E. Sundman         Chairman of the Board              11/30/99
------------------------       and Trustee (Chief
Peter E. Sundman               Executive Officer)


 /s/ Michael M. Kassen        President and Trustee              11/30/99
------------------------
Michael M. Kassen


 /s/ Michael J. Weiner        Vice President                     11/30/99
------------------------       (Principal Financial
Michael J. Weiner              Officer)


 /s/ Richard Russell          Treasurer (Principal               11/30/99
------------------------       Accounting Officer)
Richard Russell

                 (signatures continued on next page)

Signature                     Title                              Date
---------                     -----                              ----


 /s/ Faith Colish             Trustee                            11/30/99
------------------------
Faith Colish


 /s/ Howard A. Mileaf         Trustee                            11/30/99
------------------------
Howard A. Mileaf


 /s/ Edward I. O'Brien        Trustee                            11/30/99
------------------------
Edward I. O'Brien


 /s/ John T. Patterson, Jr.   Trustee                            11/30/99
---------------------------
John T. Patterson, Jr.


 /s/ John P. Rosenthal        Trustee                            11/30/99
------------------------
John P. Rosenthal


 /s/ Cornelius T. Ryan        Trustee                            11/30/99
------------------------
Cornelius T. Ryan


 /s/ Gustave H. Shubert       Trustee                            11/30/99
------------------------
Gustave H. Shubert

                         NEUBERGER BERMAN EQUITY SERIES
                     NEUBERGER BERMAN GENESIS INSTITUTIONAL
                   POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

                                INDEX TO EXHIBITS



          Exhibit
          Number                       Description
          ------                       -----------

          (a)        (1)  Certificate of Trust.  Incorporated by
                          Reference to Registrant's Registration
                          Statement, File Nos. 33-66137 and
                          811-9011.

                     (2)  Trust Instrument of Neuberger Berman
                          Equity Series. Incorporated by Reference to Registrant's Registration Statement,
                          File Nos. 33-66137 and 811-9011.

                     (3) Schedule A - Current Series of Neuberger Berman Equity Series. Filed herewith.

          (b)        By-laws of Neuberger Berman Equity Series.
                     Incorporated by Reference to Registrant's
                     Registration Statement, File Nos. 33-66137 and 811-09011.

          (c) Declaration of Trust filed under (a) and By-laws filed under (b).

          (d)        (1)  (i)   Management Agreement Between Equity
                                Managers Trust and Neuberger Berman Management
                                Inc. Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registration Statement of
                                Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-582.

                          (ii)  Schedule A - Series of Equity Managers
                                Trust Currently Subject to the Management
                                Agreement. Incorporated by Reference to
                                Post-Effective Amendment No. 84 to Registration Statement of Neuberger Berman Equity Trust, File Nos. 33-64368 and 811-7784.

                          (iii) Schedule B - Schedule of Compensation Under
                                the Management Agreement. Incorporated by
                                Reference to Post-Effective Amendment No. 84 to Registration Statement of Neuberger Berman Equity Trust, File Nos. 33-64368 and 811-7784.

                     (2)  (i)   Sub-Advisory Agreement Between Neuberger Berman
                                Management Inc. and Neuberger Berman, LLC with
                                Respect to Equity Managers Trust. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger Berman
                                Equity Funds, File Nos. 2-11357 and 811-582.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 84 Registration Statement of Neuberger Berman Equity Trust, File Nos. 33-64368 and 811-7784.

          Exhibit
          Number                       Description
          ------                       -----------

                          (iii) Substitution Agreement Among Neuberger Berman
                                Management Inc., Equity Managers Trust,
                                Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910.

          (e)        (1)  Distribution Agreement Between Neuberger Berman
                          Equity Series and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (2) Schedule A - Series of Neuberger Berman Equity Series Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

          (f)        Bonus, Profit Sharing or Pension Plans.  None.

          (g)        Custodian Contract Between Neuberger Berman Equity
                     Series and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

          (h)        (1)  Transfer Agency and Service Agreement Between
                          Neuberger Berman Equity Series and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (2)  (i)  Form of Administration Agreement Between
                               Neuberger Berman Equity Series and Neuberger
                               Berman Management Inc. Filed herewith.

          (i)        (a)  Opinion and Consent of Kirkpatrick & Lockhart on
                          Securities Matters with respect to Neuberger Berman Genesis Institutional. Incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File Nos. 333-66137 and 811-9011.

                     (b) Consent to use Previously filed Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Filed herewith.

          (j)        Consent of Independent Auditors.  Filed herewith.

          (k)        Financial Statements Omitted from Prospectus.  None.

          (l)        Letter of Investment Intent.  None.

          (m)        Plan Pursuant to Rule 12b-1.  None.

          (n)        Plan Pursuant to Rule 18f-3.  None.



                                       4